Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Series Trust IV
Entity Central Index Key	0001331854
Document Period End Date	Jul. 31, 2024
C000228471 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Securitized Income Fund
Class Name	Class A
Trading Symbol	SIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Securitized Income Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class A shares at NAV returned 11.88%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 5.10%. The performance benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Index, returned 5.07% over the period.
  The Fund’s returns relative to the performance benchmark benefited from allocations to non-agency mortgage-backed securities (RMBS), collateralized loan obligations (CLO), asset-backed securities, U.S. government agency mortgage-backed securities, and commercial mortgage-backed securities (CMBS).
  Both sector allocation and security selection contributed to the Fund’s returns relative to the performance benchmark.
  Residential mortgage credit generated positive returns for the year and was the strongest performing sector as US housing prices remained resilient despite still-elevated mortgage rates. The portfolio’s allocation to residential credit-risk-transfer securities was the strongest contributing subsector.
  Asset-backed securities (ABS) were an overall contributor to total return and relative returns versus the performance benchmark for the year led by a strong showing from the portfolio’s auto ABS exposure. As corporate spreads tightened during the year, so did auto ABS spreads. The elevated short-end of the yield curve benefited many of the ABS subsector’s short duration exposure.
  The portfolio’s exposure to CMBS contributed over the year to returns relative to the performance benchmark, with the securities’ high coupons and discount prices leading to gains despite broadly waning investor appetite for CMBS securities with any collateral tied to retail or office.
  The only notable detractor from performance was the Fund's U.S. Treasury futures (derivatives held in the Fund to hedge against interest rate risk) which decreased in value as rates rallied during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Securitized MBS/ABS/CMBS Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class A (with sales charge)	6.85%	3.66%
Class A (without sales charge)	11.88%	5.23%
Bloomberg U.S. Aggregate Bond Index	5.10%	(2.26)%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.07%	(1.95)%
*	Performance of Class A shares shown in the graph above is from the inception of Class A shares on 7/2/21 through 7/31/24. Index information shown in the graph above is from 7/31/21 through 7/31/24.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 86,676,905
Holdings Count | Holding	194	[1]
Advisory Fees Paid, Amount	$ 4,736
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$86,676,905%
Total number of portfolio holdings	194^^
Total advisory fee paid	$4,736
Portfolio turnover rate	30%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of July 31, 2024)*
Asset Backed Securities	38.6%
Collateralized Mortgage Obligations	33.1%
U.S. Government and Agency Obligations	17.4%
Commercial Mortgage-Backed Securities	10.8%
Corporate Bonds	0.1%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000228470 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Securitized Income Fund
Class Name	Class Y
Trading Symbol	SYFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Securitized Income Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class Y shares at NAV returned 12.16%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 5.10%. The performance benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Index, returned 5.07% over the period.
  The Fund’s returns relative to the performance benchmark benefited from allocations to non-agency mortgage-backed securities (RMBS), collateralized loan obligations (CLO), asset-backed securities, U.S. government agency mortgage-backed securities, and commercial mortgage-backed securities (CMBS).
  Both sector allocation and security selection contributed to the Fund’s returns relative to the performance benchmark.
  Residential mortgage credit generated positive returns for the year and was the strongest performing sector as US housing prices remained resilient despite still-elevated mortgage rates. The portfolio’s allocation to residential credit-risk-transfer securities was the strongest contributing subsector.
  Asset-backed securities (ABS) were an overall contributor to total return and relative returns versus the performance benchmark for the year led by a strong showing from the portfolio’s auto ABS exposure. As corporate spreads tightened during the year, so did auto ABS spreads. The elevated short-end of the yield curve benefited many of the ABS subsector’s short duration exposure.
  The portfolio’s exposure to CMBS contributed over the year to returns relative to the performance benchmark, with the securities’ high coupons and discount prices leading to gains despite broadly waning investor appetite for CMBS securities with any collateral tied to retail or office.
  The only notable detractor from performance was the Fund's U.S. Treasury futures (derivatives held in the Fund to hedge against interest rate risk) which decreased in value as rates rallied during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Securitized MBS/ABS/CMBS Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class Y	12.16%	6.01%
Bloomberg U.S. Aggregate Bond Index	5.10%	(0.26)%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.07%	(0.51)%
*	Performance of Class Y shares shown in the graph above is from the inception of Class Y shares on 12/10/19 through 7/31/24. Index information shown in the graph above is from 12/31/19 through 7/31/24.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 86,676,905
Holdings Count | Holding	194	[2]
Advisory Fees Paid, Amount	$ 4,736
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$86,676,905%
Total number of portfolio holdings	194^^
Total advisory fee paid	$4,736
Portfolio turnover rate	30%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of July 31, 2024)*
Asset Backed Securities	38.6%
Collateralized Mortgage Obligations	33.1%
U.S. Government and Agency Obligations	17.4%
Commercial Mortgage-Backed Securities	10.8%
Corporate Bonds	0.1%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000108029 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class A shares at NAV returned 11.56%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index (MSCI ACWI) and the Bloomberg U.S. Aggregate Bond Index, returned 17.02% and 5.10%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  Security selection and sector allocation both contributed positively to benchmark relative performance in the period, mainly due to positions in several international bank stocks as well as individual opportunities in industrials, energy, and information technology stocks. Fixed income selection and allocations to U.S. Treasury securities, securitized investments, and investment grade corporate bonds also contributed positively to benchmark relative performance.
  The largest detractor from performance were positions in index futures, as a result of the positive performance of the equity markets during the period. The Fund maintains a significant position in equity-linked notes. The Fund holds positions in index futures in an effort to reduce risk associated with the equity-linked notes. Within fixed income, the Fund's overweight allocation to U.S. government agency bonds detracted from benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	6.57%	6.98%	5.35%
Class A (without sales charge)	11.56%	7.98%	5.84%
MSCI All Country World NR Index	17.02%	11.05%	8.74%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Index	9.22%	4.13%	4.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,623,720,285
Holdings Count | Holding	491	[3]
Advisory Fees Paid, Amount	$ 13,905,080
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$3,623,720,285%
Total number of portfolio holdings	491^^
Total advisory fee paid	$13,905,080
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2024)*
Financials	27.3%
U.S. Government	12.2%
Energy	10.3%
Information Technology	9.8%
Basic Materials	7.8%
Health Care	6.3%
Consumer Discretionary	4.6%
Industrials	4.6%
Mortgage Securities	3.9%
Asset Backed Securities	2.8%
Utilities	2.6%
Communication Services	2.6%
Consumer, Cyclical	1.3%
Consumer, Non-cyclical	1.2%
Consumer Staples	1.2%
Foreign Government	1.0%
Closed-End Funds	0.3%
Real Estate	0.2%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000108030 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.60%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class C shares at NAV returned 10.64%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index (MSCI ACWI) and the Bloomberg U.S. Aggregate Bond Index, returned 17.02% and 5.10%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  Security selection and sector allocation both contributed positively to benchmark relative performance in the period, mainly due to positions in several international bank stocks as well as individual opportunities in industrials, energy, and information technology stocks. Fixed income selection and allocations to U.S. Treasury securities, securitized investments, and investment grade corporate bonds also contributed positively to benchmark relative performance.
  The largest detractor from performance were positions in index futures, as a result of the positive performance of the equity markets during the period. The Fund maintains a significant position in equity-linked notes. The Fund holds positions in index futures in an effort to reduce risk associated with the equity-linked notes. Within fixed income, the Fund's overweight allocation to U.S. government agency bonds detracted from benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	9.64%	7.14%	4.99%
Class C (without contingent deferred sales charge)	10.64%	7.14%	4.99%
MSCI All Country World NR Index	17.02%	11.05%	8.74%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Index	9.22%	4.13%	4.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,623,720,285
Holdings Count | Holding	491	[4]
Advisory Fees Paid, Amount	$ 13,905,080
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$3,623,720,285%
Total number of portfolio holdings	491^^
Total advisory fee paid	$13,905,080
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2024)*
Financials	27.3%
U.S. Government	12.2%
Energy	10.3%
Information Technology	9.8%
Basic Materials	7.8%
Health Care	6.3%
Consumer Discretionary	4.6%
Industrials	4.6%
Mortgage Securities	3.9%
Asset Backed Securities	2.8%
Utilities	2.6%
Communication Services	2.6%
Consumer, Cyclical	1.3%
Consumer, Non-cyclical	1.2%
Consumer Staples	1.2%
Foreign Government	1.0%
Closed-End Funds	0.3%
Real Estate	0.2%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000149634 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Income Fund
Class Name	Class K
Trading Symbol	PMFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class K shares at NAV returned 11.84%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index (MSCI ACWI) and the Bloomberg U.S. Aggregate Bond Index, returned 17.02% and 5.10%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  Security selection and sector allocation both contributed positively to benchmark relative performance in the period, mainly due to positions in several international bank stocks as well as individual opportunities in industrials, energy, and information technology stocks. Fixed income selection and allocations to U.S. Treasury securities, securitized investments, and investment grade corporate bonds also contributed positively to benchmark relative performance.
  The largest detractor from performance were positions in index futures, as a result of the positive performance of the equity markets during the period. The Fund maintains a significant position in equity-linked notes. The Fund holds positions in index futures in an effort to reduce risk associated with the equity-linked notes. Within fixed income, the Fund's overweight allocation to U.S. government agency bonds detracted from benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class K shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	11.84%	8.21%	6.40%
MSCI All Country World NR Index	17.02%	11.05%	8.74%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Index	9.22%	4.13%	4.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,623,720,285
Holdings Count | Holding	491	[5]
Advisory Fees Paid, Amount	$ 13,905,080
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$3,623,720,285%
Total number of portfolio holdings	491^^
Total advisory fee paid	$13,905,080
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2024)*
Financials	27.3%
U.S. Government	12.2%
Energy	10.3%
Information Technology	9.8%
Basic Materials	7.8%
Health Care	6.3%
Consumer Discretionary	4.6%
Industrials	4.6%
Mortgage Securities	3.9%
Asset Backed Securities	2.8%
Utilities	2.6%
Communication Services	2.6%
Consumer, Cyclical	1.3%
Consumer, Non-cyclical	1.2%
Consumer Staples	1.2%
Foreign Government	1.0%
Closed-End Funds	0.3%
Real Estate	0.2%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000149635 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Income Fund
Class Name	Class R
Trading Symbol	PMFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class R shares at NAV returned 11.10%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index (MSCI ACWI) and the Bloomberg U.S. Aggregate Bond Index, returned 17.02% and 5.10%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  Security selection and sector allocation both contributed positively to benchmark relative performance in the period, mainly due to positions in several international bank stocks as well as individual opportunities in industrials, energy, and information technology stocks. Fixed income selection and allocations to U.S. Treasury securities, securitized investments, and investment grade corporate bonds also contributed positively to benchmark relative performance.
  The largest detractor from performance were positions in index futures, as a result of the positive performance of the equity markets during the period. The Fund maintains a significant position in equity-linked notes. The Fund holds positions in index futures in an effort to reduce risk associated with the equity-linked notes. Within fixed income, the Fund's overweight allocation to U.S. government agency bonds detracted from benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	11.10%	7.35%	5.32%
MSCI All Country World NR Index	17.02%	11.05%	8.74%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Index	9.22%	4.13%	4.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,623,720,285
Holdings Count | Holding	491	[6]
Advisory Fees Paid, Amount	$ 13,905,080
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$3,623,720,285%
Total number of portfolio holdings	491^^
Total advisory fee paid	$13,905,080
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2024)*
Financials	27.3%
U.S. Government	12.2%
Energy	10.3%
Information Technology	9.8%
Basic Materials	7.8%
Health Care	6.3%
Consumer Discretionary	4.6%
Industrials	4.6%
Mortgage Securities	3.9%
Asset Backed Securities	2.8%
Utilities	2.6%
Communication Services	2.6%
Consumer, Cyclical	1.3%
Consumer, Non-cyclical	1.2%
Consumer Staples	1.2%
Foreign Government	1.0%
Closed-End Funds	0.3%
Real Estate	0.2%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000108031 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PMFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class Y shares at NAV returned 11.80%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index (MSCI ACWI) and the Bloomberg U.S. Aggregate Bond Index, returned 17.02% and 5.10%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  Security selection and sector allocation both contributed positively to benchmark relative performance in the period, mainly due to positions in several international bank stocks as well as individual opportunities in industrials, energy, and information technology stocks. Fixed income selection and allocations to U.S. Treasury securities, securitized investments, and investment grade corporate bonds also contributed positively to benchmark relative performance.
  The largest detractor from performance were positions in index futures, as a result of the positive performance of the equity markets during the period. The Fund maintains a significant position in equity-linked notes. The Fund holds positions in index futures in an effort to reduce risk associated with the equity-linked notes. Within fixed income, the Fund's overweight allocation to U.S. government agency bonds detracted from benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class Y shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	11.80%	8.16%	6.03%
MSCI All Country World NR Index	17.02%	11.05%	8.74%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Index	9.22%	4.13%	4.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 3,623,720,285
Holdings Count | Holding	491	[7]
Advisory Fees Paid, Amount	$ 13,905,080
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$3,623,720,285%
Total number of portfolio holdings	491^^
Total advisory fee paid	$13,905,080
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2024)*
Financials	27.3%
U.S. Government	12.2%
Energy	10.3%
Information Technology	9.8%
Basic Materials	7.8%
Health Care	6.3%
Consumer Discretionary	4.6%
Industrials	4.6%
Mortgage Securities	3.9%
Asset Backed Securities	2.8%
Utilities	2.6%
Communication Services	2.6%
Consumer, Cyclical	1.3%
Consumer, Non-cyclical	1.2%
Consumer Staples	1.2%
Foreign Government	1.0%
Closed-End Funds	0.3%
Real Estate	0.2%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000028039 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Balanced ESG Fund
Class Name	Class A
Trading Symbol	AOBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class A shares at NAV returned 12.85%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Index, returned 22.15% and 5.10%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index), returned 15.16% over the period.
  Security selection in the equity portfolio was the primary detractor from benchmark relative performance in the period, mainly due to weaker relative selection in the information technology sector. An overweight to Asset Backed Securities and Collateralized Mortgage Obligations also detracted from relative returns.
  Sector allocation decisions contributed to Fund performance overall due to an underweight to U.S. Treasury Securities and U.S. Government Agency-issued Mortgage-Backed Securities. Additionally, security selection in corporate bonds was additive to relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	7.76%	6.67%	6.76%
Class A (without sales charge)	12.85%	7.66%	7.25%
S&P 500 Total Return Index	22.15%	15.00%	13.15%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Index	15.16%	9.16%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 426,709,956
Holdings Count | Holding	678	[8]
Advisory Fees Paid, Amount	$ 2,043,303
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$426,709,956%
Total number of portfolio holdings	678^^
Total advisory fee paid	$2,043,303
Portfolio turnover rate	33%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2024)*
Information Technology	17.7%
U.S. Government	17.0%
Financials	14.1%
Health Care	9.6%
Industrials	8.0%
Communication Services	6.7%
Energy	4.5%
Basic Materials	4.0%
Mortgage Securities	3.9%
Consumer Discretionary	3.5%
Consumer Staples	3.0%
Asset Backed Securities	2.9%
Real Estate	1.5%
Consumer, Cyclical	1.2%
Consumer, Non-cyclical	0.9%
Utilities	0.9%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000028041 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Balanced ESG Fund
Class Name	Class C
Trading Symbol	PCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.68%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class C shares at NAV returned 11.95%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Index, returned 22.15% and 5.10%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index), returned 15.16% over the period.
  Security selection in the equity portfolio was the primary detractor from benchmark relative performance in the period, mainly due to weaker relative selection in the information technology sector. An overweight to Asset Backed Securities and Collateralized Mortgage Obligations also detracted from relative returns.
  Sector allocation decisions contributed to Fund performance overall due to an underweight to U.S. Treasury Securities and U.S. Government Agency-issued Mortgage-Backed Securities. Additionally, security selection in corporate bonds was additive to relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	10.95%	6.84%	6.45%
Class C (without contingent deferred sales charge)	11.95%	6.84%	6.45%
S&P 500 Total Return Index	22.15%	15.00%	13.15%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Index	15.16%	9.16%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 426,709,956
Holdings Count | Holding	678	[9]
Advisory Fees Paid, Amount	$ 2,043,303
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$426,709,956%
Total number of portfolio holdings	678^^
Total advisory fee paid	$2,043,303
Portfolio turnover rate	33%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2024)*
Information Technology	17.7%
U.S. Government	17.0%
Financials	14.1%
Health Care	9.6%
Industrials	8.0%
Communication Services	6.7%
Energy	4.5%
Basic Materials	4.0%
Mortgage Securities	3.9%
Consumer Discretionary	3.5%
Consumer Staples	3.0%
Asset Backed Securities	2.9%
Real Estate	1.5%
Consumer, Cyclical	1.2%
Consumer, Non-cyclical	0.9%
Utilities	0.9%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000166298 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Balanced ESG Fund
Class Name	Class K
Trading Symbol	PCBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class K shares at NAV returned 13.19%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Index, returned 22.15% and 5.10%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index), returned 15.16% over the period.
  Security selection in the equity portfolio was the primary detractor from benchmark relative performance in the period, mainly due to weaker relative selection in the information technology sector. An overweight to Asset Backed Securities and Collateralized Mortgage Obligations also detracted from relative returns.
  Sector allocation decisions contributed to Fund performance overall due to an underweight to U.S. Treasury Securities and U.S. Government Agency-issued Mortgage-Backed Securities. Additionally, security selection in corporate bonds was additive to relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class K shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	13.19%	7.98%	7.51%
S&P 500 Total Return Index	22.15%	15.00%	13.15%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Index	15.16%	9.16%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 426,709,956
Holdings Count | Holding	678	[10]
Advisory Fees Paid, Amount	$ 2,043,303
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$426,709,956%
Total number of portfolio holdings	678^^
Total advisory fee paid	$2,043,303
Portfolio turnover rate	33%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2024)*
Information Technology	17.7%
U.S. Government	17.0%
Financials	14.1%
Health Care	9.6%
Industrials	8.0%
Communication Services	6.7%
Energy	4.5%
Basic Materials	4.0%
Mortgage Securities	3.9%
Consumer Discretionary	3.5%
Consumer Staples	3.0%
Asset Backed Securities	2.9%
Real Estate	1.5%
Consumer, Cyclical	1.2%
Consumer, Non-cyclical	0.9%
Utilities	0.9%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000160063 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Balanced ESG Fund
Class Name	Class R
Trading Symbol	CBPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$136	1.28%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class R shares at NAV returned 12.43%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Index, returned 22.15% and 5.10%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index), returned 15.16% over the period.
  Security selection in the equity portfolio was the primary detractor from benchmark relative performance in the period, mainly due to weaker relative selection in the information technology sector. An overweight to Asset Backed Securities and Collateralized Mortgage Obligations also detracted from relative returns.
  Sector allocation decisions contributed to Fund performance overall due to an underweight to U.S. Treasury Securities and U.S. Government Agency-issued Mortgage-Backed Securities. Additionally, security selection in corporate bonds was additive to relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	12.43%	7.33%	7.01%
S&P 500 Total Return Index	22.15%	15.00%	13.15%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Index	15.16%	9.16%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 426,709,956
Holdings Count | Holding	678	[11]
Advisory Fees Paid, Amount	$ 2,043,303
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$426,709,956%
Total number of portfolio holdings	678^^
Total advisory fee paid	$2,043,303
Portfolio turnover rate	33%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2024)*
Information Technology	17.7%
U.S. Government	17.0%
Financials	14.1%
Health Care	9.6%
Industrials	8.0%
Communication Services	6.7%
Energy	4.5%
Basic Materials	4.0%
Mortgage Securities	3.9%
Consumer Discretionary	3.5%
Consumer Staples	3.0%
Asset Backed Securities	2.9%
Real Estate	1.5%
Consumer, Cyclical	1.2%
Consumer, Non-cyclical	0.9%
Utilities	0.9%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000028042 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Balanced ESG Fund
Class Name	Class Y
Trading Symbol	AYBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class Y shares at NAV returned 13.03%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Index, returned 22.15% and 5.10%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index), returned 15.16% over the period.
  Security selection in the equity portfolio was the primary detractor from benchmark relative performance in the period, mainly due to weaker relative selection in the information technology sector. An overweight to Asset Backed Securities and Collateralized Mortgage Obligations also detracted from relative returns.
  Sector allocation decisions contributed to Fund performance overall due to an underweight to U.S. Treasury Securities and U.S. Government Agency-issued Mortgage-Backed Securities. Additionally, security selection in corporate bonds was additive to relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	13.03%	7.98%	7.55%
S&P 500 Total Return Index	22.15%	15.00%	13.15%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Index	15.16%	9.16%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 426,709,956
Holdings Count | Holding	678	[12]
Advisory Fees Paid, Amount	$ 2,043,303
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$426,709,956%
Total number of portfolio holdings	678^^
Total advisory fee paid	$2,043,303
Portfolio turnover rate	33%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2024)*
Information Technology	17.7%
U.S. Government	17.0%
Financials	14.1%
Health Care	9.6%
Industrials	8.0%
Communication Services	6.7%
Energy	4.5%
Basic Materials	4.0%
Mortgage Securities	3.9%
Consumer Discretionary	3.5%
Consumer Staples	3.0%
Asset Backed Securities	2.9%
Real Estate	1.5%
Consumer, Cyclical	1.2%
Consumer, Non-cyclical	0.9%
Utilities	0.9%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sale commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000238426 [Member]
Shareholder Report [Line Items]
Fund Name	Amundi Climate Transition Core Bond Fund
Class Name	Class A
Trading Symbol	CTBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Amundi Climate Transition Core Bond Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class A shares at NAV returned 5.87%. For the same period, the Bloomberg U.S. Aggregate Bond Index (the "Index") returned 5.10%.
  The Fund’s benchmark relative performance benefited from allocations to commercial mortgage-backed securities, non-agency mortgage-backed securities, asset backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.8 years was long relative to the Index duration by 0.7 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first three months of the period and, again, during the first quarter of 2024.
  The Fund’s underweight exposure to utilities relative to the Index modestly detracted from the Fund's benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class A (with sales charge)	1.10%	0.46%
Class A (without sales charge)	5.87%	3.35%
Bloomberg U.S. Aggregate Bond Index	5.10%	2.87%
*
Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 12/15/22 through 7/31/24. Index information shown in the graph above is from 12/31/22 through 7/31/24.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 21,004,636
Holdings Count | Holding	174	[13]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$21,004,636%
Total number of portfolio holdings	174^^
Total advisory fee paid	$0
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of July 31, 2024)*
Corporate Bonds	45.4%
U.S. Government and Agency Obligations	32.0%
Asset Backed Securities	6.5%
Commercial Mortgage-Backed Securities	6.4%
Foreign Government Bond	3.9%
Insurance-Linked Securities	3.5%
Collateralized Mortgage Obligations	2.2%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor the period from December 15, 2022 (commencement of operations) through July 31, 2023, and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000238427 [Member]
Shareholder Report [Line Items]
Fund Name	Amundi Climate Transition Core Bond Fund
Class Name	Class C
Trading Symbol	ACTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Amundi Climate Transition Core Bond Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.46%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class C shares at NAV returned 5.09%. For the same period, the Bloomberg U.S. Aggregate Bond Index (the "Index") returned 5.10%.
  The Fund’s benchmark relative performance benefited from allocations to commercial mortgage-backed securities, non-agency mortgage-backed securities, asset backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.8 years was long relative to the Index duration by 0.7 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first three months of the period and, again, during the first quarter of 2024.
  The Fund’s underweight exposure to utilities relative to the Index modestly detracted from the Fund's benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class C (with contingent deferred sales charge)	4.09%	2.60%
Class C (without contingent deferred sales charge)	5.09%	2.60%
Bloomberg U.S. Aggregate Bond Index	5.10%	2.87%
*
Performance of Class C shares of the Fund shown in the graph above is from the inception of Class A shares on 12/15/22 through 7/31/24. Index information shown in the graph above is from 12/31/22 through 7/31/24.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 21,004,636
Holdings Count | Holding	174	[14]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$21,004,636%
Total number of portfolio holdings	174^^
Total advisory fee paid	$0
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of July 31, 2024)*
Corporate Bonds	45.4%
U.S. Government and Agency Obligations	32.0%
Asset Backed Securities	6.5%
Commercial Mortgage-Backed Securities	6.4%
Foreign Government Bond	3.9%
Insurance-Linked Securities	3.5%
Collateralized Mortgage Obligations	2.2%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor the period from December 15, 2022 (commencement of operations) through July 31, 2023, and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000238428 [Member]
Shareholder Report [Line Items]
Fund Name	Amundi Climate Transition Core Bond Fund
Class Name	Class K
Trading Symbol	ACTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Amundi Climate Transition Core Bond Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class K shares at NAV returned 6.14%. For the same period, the Bloomberg U.S. Aggregate Bond Index (the "Index") returned 5.10%.
  The Fund’s benchmark relative performance benefited from allocations to commercial mortgage-backed securities, non-agency mortgage-backed securities, asset backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.8 years was long relative to the Index duration by 0.7 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first three months of the period and, again, during the first quarter of 2024.
  The Fund’s underweight exposure to utilities relative to the Index modestly detracted from the Fund's benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class K shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class K	6.14%	3.61%
Bloomberg U.S. Aggregate Bond Index	5.10%	2.87%
*
Performance of Class K shares of the Fund shown in the graph above is from the inception of Class A shares on 12/15/22 through 7/31/24. Index information shown in the graph above is from 12/31/22 through 7/31/24.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 21,004,636
Holdings Count | Holding	174	[15]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$21,004,636%
Total number of portfolio holdings	174^^
Total advisory fee paid	$0
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of July 31, 2024)*
Corporate Bonds	45.4%
U.S. Government and Agency Obligations	32.0%
Asset Backed Securities	6.5%
Commercial Mortgage-Backed Securities	6.4%
Foreign Government Bond	3.9%
Insurance-Linked Securities	3.5%
Collateralized Mortgage Obligations	2.2%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor the period from December 15, 2022 (commencement of operations) through July 31, 2023, and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000238425 [Member]
Shareholder Report [Line Items]
Fund Name	Amundi Climate Transition Core Bond Fund
Class Name	Class Y
Trading Symbol	CTCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Amundi Climate Transition Core Bond Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class Y shares at NAV returned 6.14%. For the same period, the Bloomberg U.S. Aggregate Bond Index (the "Index") returned 5.10%.
  The Fund’s benchmark relative performance benefited from allocations to commercial mortgage-backed securities, non-agency mortgage-backed securities, asset backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.8 years was long relative to the Index duration by 0.7 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first three months of the period and, again, during the first quarter of 2024.
  The Fund’s underweight exposure to utilities relative to the Index modestly detracted from the Fund's benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class Y	6.14%	3.61%
Bloomberg U.S. Aggregate Bond Index	5.10%	2.87%
*
Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class A shares on 12/15/22 through 7/31/24. Index information shown in the graph above is from 12/31/22 through 7/31/24.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 21,004,636
Holdings Count | Holding	174	[16]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$21,004,636%
Total number of portfolio holdings	174^^
Total advisory fee paid	$0
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of July 31, 2024)*
Corporate Bonds	45.4%
U.S. Government and Agency Obligations	32.0%
Asset Backed Securities	6.5%
Commercial Mortgage-Backed Securities	6.4%
Foreign Government Bond	3.9%
Insurance-Linked Securities	3.5%
Collateralized Mortgage Obligations	2.2%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor the period from December 15, 2022 (commencement of operations) through July 31, 2023, and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short‑term investments and all derivative contracts except for options purchased.
[4]	Excluding short‑term investments and all derivative contracts except for options purchased.
[5]	Excluding short‑term investments and all derivative contracts except for options purchased.
[6]	Excluding short‑term investments and all derivative contracts except for options purchased.
[7]	Excluding short‑term investments and all derivative contracts except for options purchased.
[8]	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[9]	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[10]	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[11]	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[12]	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
[13]	Excluding short-term investments and all derivative contracts except for options purchased.
[14]	Excluding short-term investments and all derivative contracts except for options purchased.
[15]	Excluding short-term investments and all derivative contracts except for options purchased.
[16]	Excluding short-term investments and all derivative contracts except for options purchased.